DEAN WITTER MID-CAP GROWTH FUND               Two World Trade Center, New York,
                                              New York 10048

LETTER TO THE SHAREHOLDERS November 30, 1997

DEAR SHAREHOLDER:

The stock market, aided by low inflation, gained 13.60 percent for the six-month period ended November 30, 1997. Long-term interest rates declined as an anticipation of slowing world economic growth, due to the financial turmoil in Asia, outweighed concerns about increasing wage inflation in the United States when the unemployment rate hit a 24-year low of 4.6 percent in November.

Mid-capitalization stocks, as measured by the Standard & Poor's Midcap Index (S&P Midcap Index) generally underperformed larger-capitalization stocks during the six-month period under review as investors favored well-known and larger companies in response to the Asian currency crisis.

PERFORMANCE AND PORTFOLIO STRATEGY

On July 28, 1997, Dean Witter Mid-Cap Growth Fund began offering four classes of shares -- A, B, C and D -- each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in midsummer.

During the six-month period ended November 30, 1997, the Fund's Class B shares produced a return of 15.72 percent, compared to a return of 11.43 percent for the Lipper Mid Cap Funds Index and a return of 15.84 percent for the S&P Midcap Index.

Early in the fiscal year, the Fund was positioned toward more economically sensitive industries (e.g., technology, media and financial services). Then the character of the market leadership started to change toward small-capitalization and economically sensitive companies. This shift was brought on by three trends manifesting themselves in May and June. The first was a capital gains tax cut that caused the markets to favor capital-appreciation stocks over dividend-paying stocks. The second was a strengthening of the dollar and economic turbulence in Asia. During such times, small and mid-tier stocks that are domestically

DEAN WITTER MID-CAP GROWTH FUND
oriented tend to perform better. The last trend was that the earnings of mid-cap stocks accelerated faster than those of larger-cap stocks, causing the group to outperform.

Throughout September, market leadership continued to be centered on mid-capitalization stocks as money that would normally flow into more speculative foreign markets began being directed toward more speculative U.S. stocks. However, this burgeoning outperformance was abruptly halted when market turbulence in Asia reverberated around the world.

During October and November, it was the industries with the greatest foreign exposure and economic sensitivity that experienced the most severe corrections. The market leadership narrowed and only large defensive stocks performed well in this environment. During this time, the Fund reduced its overweighted position in technology and overweighted the interest-sensitive and health care groups.

LOOKING AHEAD

Going forward, we believe that domestically oriented mid-capitalization equities should perform well over the long term. Furthermore, due to a potential slowing of the world's economies and the easing of inflationary pressures as a result of the Asian currency crisis, relative earnings advantages will accrue to growth companies that are not economically sensitive. We believe that these companies should be able to grow their earnings at a steady 15 to 20 percent. Such growth stocks have consistently outperformed the general market during periods of slower economic growth. Additionally, as worldwide economic growth remains modest and U.S. productivity strong, inflation should remain in check.

In this market environment, we anticipate increasing the Fund's exposure to the health care sector (e.g., hospital, small drug companies and medical device manufacturers) and consumer staples (e.g., food and drugstores). Finally, we believe that the consumer and business service sectors that stand to benefit from the consolidation in the television and radio industries will also perform well.

We appreciate your support of Dean Witter Mid-Cap Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER MID-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited)

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              COMMON STOCKS (91.0%)
              Agriculture Related (3.5%)
 190,000      Dekalb Genetics Corp. (Class
               B)..........................    $  7,386,250
 173,333      Delta & Pine Land Co. .......       4,571,667
  75,000      Pioneer Hi-Bred
               International, Inc. ........       7,659,375
                                               ------------
                                                 19,617,292
                                               ------------
              Apparel & Footwear (0.4%)
  50,000      Jones Apparel Group, Inc.*...       2,437,500
                                               ------------

              Auto Related (0.9%)
 148,000      Budget Group, Inc. (Class
               A)*.........................       5,254,000
                                               ------------

              Banks (10.2%)
  55,000      AmSouth Bancorporation.......       2,863,437
  50,000      Bay View Capital Corp. ......       1,650,000
  50,000      City National Corp. .........       1,625,000
  45,000      Comerica, Inc. ..............       3,833,437
 120,000      Crestar Financial Corp. .....       6,165,000
  47,000      First American Corp. ........       2,314,750
  53,500      First of America Bank
               Corp. ......................       3,143,125
 166,000      First Security Corp. ........       5,623,250
 120,000      Golden State Bancorp Inc.*...       3,997,500
 110,000      North Fork Bancorporation,
               Inc. .......................       3,341,250
 100,000      Southtrust Corp. ............       5,450,000
 100,000      State Street Corp. ..........       5,950,000
  50,000      Union Planters Corp. ........       3,087,500
  60,000      Washington Mutual, Inc. .....       4,132,500
  30,000      Westamerica Bancorporation...       2,737,500
  53,000      Zions Bancorporation.........       2,126,625
                                               ------------
                                                 58,040,874
                                               ------------
              Biotechnology (4.7%)
 140,000      Alkermes, Inc.*..............       2,765,000
 255,300      BioChem Pharma, Inc.
               (Canada)*...................       6,510,150
 131,000      Centocor, Inc.*..............       5,698,500
 145,000      Gilead Sciences, Inc.*.......       5,002,500
 100,000      IDEC Pharmaceuticals Corp.*..       3,493,750
 115,000      Vertex Pharmaceuticals,
               Inc.*.......................       3,162,500
                                               ------------
                                                 26,632,400
                                               ------------
              Capital Goods (0.3%)
  75,000      Wyman-Gordon Co.*............       1,603,125
                                               ------------

              Chemicals (0.5%)
  65,000      Monsanto Co. ................       2,839,687
                                               ------------

              Communications Equipment (1.9%)
 105,400      Bay Networks, Inc.*..........       3,168,587
  50,000      Brightpoint, Inc.*...........         803,125

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
  60,000      CIENA Corp.*.................    $  3,251,250
   2,700      Excel Switching Corp.*.......          65,137
  74,000      Newbridge Networks Corp.
               (Canada)*...................       3,117,250
                                               ------------
                                                 10,405,349
                                               ------------
              Computer Equipment (0.3%)
 190,000      Diamond Multimedia Systems,
               Inc.*.......................       1,876,250
                                               ------------

              Computer Software (6.5%)
 170,000      BEA Systems, Inc.*...........       2,411,875
 107,250      Computer Associates
               International, Inc.*........       5,583,703
 170,000      Compuware Corp.*.............       5,939,375
  80,000      Electronics for Imaging,
               Inc.*.......................       3,840,000
 165,000      Manugistics Group, Inc.*.....       5,754,375
  75,000      PeopleSoft, Inc.*............       4,903,125
  88,500      Software AG Systems, Inc.*...         901,594
 176,000      Veritas Software Co.*........       7,667,000
                                               ------------
                                                 37,001,047
                                               ------------
              Computer Software & Services (1.9%)
  90,000      Arbor Software Corp.*........       2,722,500
  39,000      Citrix Systems, Inc.*........       2,788,500
 130,000      Legato Systems, Inc.*........       4,940,000
                                               ------------
                                                 10,451,000
                                               ------------
              Construction (0.5%)
  60,000      Miller (Herman), Inc. .......       3,030,000
                                               ------------

              Consumer - Noncyclical (1.3%)
 104,000      Alberto-Culver Co. (Class
               B)..........................       3,243,500
  38,000      Clorox, Co. .................       2,949,750
  40,000      Consolidated Cigar Holdings
               Inc. (Class A)*.............       1,102,500
                                               ------------
                                                  7,295,750
                                               ------------
              Consumer Business Services (3.4%)
 158,300      Allied Waste Industries,
               Inc.*.......................       3,452,919
 275,000      Corporate Express, Inc.*.....       4,296,875
 173,000      Corrections Corp. of
               America*....................       5,990,125
 125,000      Eastern Environmental
               Services, Inc.*.............       2,937,500
  85,000      U.S.A. Waste Services,
               Inc.*.......................       2,810,312
                                               ------------
                                                 19,487,731
                                               ------------
              Consumer Products (7.0%)
 113,000      CVS Corp. ...................       7,500,375
 110,000      Dean Foods Co. ..............       5,843,750
 103,000      Dominick's Supermarkets,
               Inc.*.......................       4,004,125
 220,000      Kroger Co.*..................       7,576,250
 146,000      Rite Aid Corp. ..............       9,599,500
  81,000      Safeway, Inc.*...............       4,920,750
                                               ------------
                                                 39,444,750
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              Drugs (2.1%)
 128,000      Dura Pharmaceuticals,
               Inc.*.......................    $  5,584,000
 152,100      Medicis Pharmaceutical Corp.
               (Class A)*..................       6,502,275
                                               ------------
                                                 12,086,275
                                               ------------
              Energy (6.5%)
  24,000      Bayard Drilling Technologies,
               Inc.*.......................         441,000
  50,000      Coflexip S.A. (ADR)
               (France)....................       2,475,000
  98,000      Cooper Cameron Corp.*........       5,971,875
 100,000      Diamond Offshore Drilling,
               Inc.*.......................       4,987,500
  45,000      EVI, Inc. ...................       2,314,687
 119,000      Falcon Drilling Company,
               Inc.*.......................       3,837,750
  81,000      Global Marine, Inc.*.........       2,131,312
  90,000      Halter Marine Group, Inc.*...       2,508,750
  30,200      IRI International Corp.*.....         486,975
 105,000      Marine Drilling Company,
               Inc.*.......................       2,388,750
  38,000      Pride International, Inc.*...       1,049,750
  90,000      Rowan Companies, Inc.*.......       3,060,000
  47,000      Smith International, Inc.*...       3,008,000
  48,000      Stolt Comex Seaway, S.A.*....       2,352,000
                                               ------------
                                                 37,013,349
                                               ------------
              Financial - Miscellaneous (1.9%)
  31,000      Affiliated Managers Group,
               Inc.*.......................         775,000
  67,150      Edwards (A.G.), Inc. ........       2,274,706
  40,000      Finova Group Inc. ...........       1,885,000
   3,400      Legg Mason, Inc. ............         164,475
  81,000      Paine Webber Group, Inc. ....       2,723,625
  63,000      Providian Financial Corp. ...       2,775,938
                                               ------------
                                                 10,598,744
                                               ------------
              Healthcare Products & Services (7.2%)
  34,000      Capital Senior Living
               Corp.*......................         439,875
 159,000      Concentra Managed Care,
               Inc.*.......................       5,386,125
  75,000      Health Care & Retirement
               Corp.*......................       2,953,125
 247,500      Health Management Associates,
               Inc. (Class A)*.............       6,063,750
 218,000      Healthsouth Corp.*...........       5,722,500
 170,000      IDX Systems Corp.*...........       5,100,000
 252,800      Renal Treatment Centers,
               Inc.*.......................       8,421,400
 140,000      Tenet Healthcare Corp.*......       4,436,250
  90,000      Total Renal Care Holdings,
               Inc.*.......................       2,328,750
                                               ------------
                                                 40,851,775
                                               ------------
              Hotels/Motels (1.0%)
  50,000      HFS, Inc.*...................       3,431,250
  60,900      MGM Grand, Inc.*.............       2,382,713
                                               ------------
                                                  5,813,963
                                               ------------
              Insurance (2.2%)
  18,000      Executive Risk, Inc. ........       1,170,000
  76,000      Hartford Life, Inc. (Class
               A)..........................       2,916,500

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
 105,000      HCC Insurance Holdings,
               Inc. .......................    $  1,968,750
  23,000      Protective Life Corp. .......       1,290,875
  70,000      Provident Companies, Inc. ...       2,296,875
  60,000      UNUM Corp. ..................       2,846,250
                                               ------------
                                                 12,489,250
                                               ------------
              Internet (3.9%)
  55,000      America Online, Inc.*........       4,152,500
 114,000      Check Point Software
               Technologies Ltd.
               (Israel)*...................       5,144,250
 227,000      Checkfree Corp.*.............       5,916,188
 130,000      E*TRADE Group, Inc.*.........       3,250,000
  88,000      Netscape Communications
               Corp.*......................       2,508,000
  30,000      Security Dynamics
               Technologies, Inc.*.........       1,016,250
                                               ------------
                                                 21,987,188
                                               ------------
              Media Group (7.3%)
  55,000      Applied Graphics
               Technologies, Inc.*.........       2,543,750
  10,000      Cablevision Systems Corp.
               (Class A)*..................         819,375
  67,500      Chancellor Media Corp.*......       4,050,000
  36,400      Clear Channel Communications,
               Inc.*.......................       2,466,100
  95,000      Comcast Corp. (Class A
               Special)....................       2,660,000
  86,537      Hearst-Argyle Television,
               Inc.*.......................       2,531,207
  66,000      Heftel Broadcasting Corp.
               (Class A)*..................       4,875,750
  55,800      Jacor Communications,
               Inc.*.......................       2,427,300
 190,000      Outdoor Systems, Inc.*.......       5,866,250
  15,000      TCA Cable TV, Inc. ..........         622,500
  60,000      Telemundo Group, Inc. (Class
               A)*.........................       2,482,500
 103,000      TV Azteca, S.A. de C.V. (ADR)
               (Mexico)*...................       2,130,813
  85,000      Universal Outdoor Holdings,
               Inc.*.......................       3,782,500
  62,100      Univision Communications,
               Inc. (Class A)*.............       4,133,531
                                               ------------
                                                 41,391,576
                                               ------------
              Medical Supplies (1.2%)
 185,000      Mentor Corp. ................       6,232,188
  26,000      North American Scientific,
               Inc.*.......................         523,250
  14,900      Somnus Medical Technologies,
               Inc.*.......................         167,625
                                               ------------
                                                  6,923,063
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued


NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              Real Estate Investment Trust (0.5%)
 145,000      Catellus Development
               Corp.*......................    $  2,682,500
   5,900      Trammell Crow Co.*...........         129,800
                                               ------------
                                                  2,812,300
                                               ------------
              Restaurants (1.7%)
 200,000      Foodmaker, Inc.*.............       3,100,000
 155,000      Showbiz Pizza Time, Inc.*....       3,332,500
 100,000      Starbucks Corp.*.............       3,475,000
                                               ------------
                                                  9,907,500
                                               ------------
              Retail (4.6%)
  76,700      99 Cents Only Stores*........       2,765,994
 108,000      Barnes & Noble, Inc.*........       3,341,250
 147,000      Costco Companies Inc.*.......       6,513,938
  57,800      Eagle Hardware & Garden,
               Inc.*.......................         982,600
 180,000      General Nutrition Companies,
               Inc.*.......................       6,142,500
 206,000      Proffitt's, Inc.*............       6,295,875
                                               ------------
                                                 26,042,157
                                               ------------
              Semiconductors (0.8%)
  99,000      Vitesse Semiconductor
               Corp.*......................       4,405,500
                                               ------------

              Telecommunications (3.1%)
 130,000      ICG Communications, Inc.*....       3,022,500
  60,000      Intermedia Communications
               Inc.*.......................       2,955,000
 165,000      LCI International, Inc.*.....       4,547,813
 110,000      Pacific Gateway Exchange,
               Inc.*.......................       4,276,250
  60,200      Teleport Communications Group
               Inc.*.......................       2,942,275
                                               ------------
                                                 17,743,838
                                               ------------
              Transportation (1.1%)
  15,700      C.H. Robinson Worldwide,
               Inc. .......................         329,700
  50,000      Knightsbridge Tankers Ltd.
               (Bermuda)...................       1,506,250
  79,000      U.S. Airways Group Inc.*.....       4,354,875
                                               ------------
                                                  6,190,825
                                               ------------
              Utilities - Electric (2.6%)
 153,000      Consolidated Edison Co. of
               New York, Inc. .............       5,775,750
 100,000      New York State Electric & Gas
               Corp. ......................       3,075,000
  77,000      Pinnacle West Capital
               Corp. ......................       2,969,313
 110,000      SCANA Corp. .................       3,038,750
                                               ------------
                                                 14,858,813
                                               ------------

              TOTAL COMMON STOCKS
              (Identified Cost
              $431,191,167)................     516,532,871
                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                         VALUE
-----------------------------------------------------------
              SHORT-TERM INVESTMENTS (11.8%)
              U.S. GOVERNMENT AGENCIES (a) (11.4%)
$ 55,000      Federal Farm Credit Banks
               5.46% due 12/01/97..........    $ 55,000,000
  10,000      Federal Home Loan Mortgage
               Corp. 5.63% due 12/01/97....      10,000,000
                                               ------------

              TOTAL U.S. GOVERNMENT
               AGENCIES
               (Amortized Cost
               $65,000,000)................      65,000,000
                                               ------------

              REPURCHASE AGREEMENT (0.4%)
   2,385      The Bank of New York 5.375%
               due 12/01/97 (dated
               11/30/97; proceeds
               $2,386,423) (b)
               (Identified Cost
               $2,385,354).................       2,385,354
                                               ------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $67,385,354)...   67,385,354
                                               ------------
TOTAL INVESTMENTS
 (Identified Cost $498,576,521)
 (c).............................    102.8%     583,918,225

LIABILITIES IN EXCESS OF
OTHER ASSETS.....................     (2.8)     (16,122,354)
                                     -----     ------------

NET ASSETS.......................    100.0%    $567,795,871
                                     =====     ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $1,248,027 Government National
     Mortgage Assoc. 9.00% due 11/15/27 valued at
     $1,337,963 and $1,038,194 Government National
     Mortgage Assoc. 6.75% due 11/15/27 valued at
     $1,095,099.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $99,885,568 and the aggregate gross unrealized depreciation is
     $14,543,864, resulting in net unrealized appreciation of $85,341,704.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $498,576,521)...........   $583,918,225
Receivable for:
    Investments sold......................      7,104,507
    Shares of beneficial interest sold....        956,284
    Dividends.............................        185,583
Deferred organizational expenses..........         57,724
Prepaid expenses and other assets.........        107,779
                                             ------------
    TOTAL ASSETS..........................    592,330,102
                                             ------------
LIABILITIES:
Payable for:
    Investments purchased.................     23,571,807
    Plan of distribution fee..............        465,863
    Investment management fee.............        348,444
    Shares of beneficial interest
     repurchased..........................         69,028
Accrued expenses and other payables.......         79,089
                                             ------------
    TOTAL LIABILITIES.....................     24,534,231
                                             ------------
    NET ASSETS............................   $567,795,871
                                             ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................   $434,479,884
Net unrealized appreciation...............     85,341,704
Net investment loss.......................     (3,065,513)
Accumulated undistributed net realized
 gain.....................................     51,039,796
                                             ------------
    NET ASSETS............................   $567,795,871
                                             ============
CLASS A SHARES:
Net Assets................................       $806,538
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................         47,083
    NET ASSET VALUE PER SHARE.............         $17.13
                                                   ======
    MAXIMUM OFFERING PRICE PER SHARE,
      (net asset value plus 5.54% of net
       asset value).......................         $18.08
                                                   ======
CLASS B SHARES:
Net Assets................................   $564,241,347
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................     33,027,885
    NET ASSET VALUE PER SHARE.............         $17.08
                                                   ======
CLASS C SHARES:
Net Assets................................     $2,611,412
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................        152,842
    NET ASSET VALUE PER SHARE.............         $17.09
                                                   ======
CLASS D SHARES:
Net Assets................................       $136,574
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................          7,968
    NET ASSET VALUE PER SHARE.............         $17.14
                                                   ======
STATEMENT OF OPERATIONS
For the six months ended November 30, 1997
 (unaudited)*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $1,418 foreign
 withholding tax).........................   $  1,032,983
Interest..................................        826,600
                                             ------------
    TOTAL INCOME..........................      1,859,583
                                             ------------
EXPENSES
Plan of distribution fee (Class A
 shares)..................................            498
Plan of distribution fee (Class B
 shares)..................................      2,553,852
Plan of distribution fee (Class C
 shares)..................................          4,873
Investment management fee.................      1,917,045
Transfer agent fees and expenses..........        282,122
Registration fees.........................         63,170
Shareholder reports and notices...........         33,732
Professional fees.........................         26,282
Custodian fees............................         17,839
Organizational expenses...................         15,156
Trustees' fees and expenses...............          7,052
Other.....................................          3,475
                                             ------------
    TOTAL EXPENSES........................      4,925,096
                                             ------------
    NET INVESTMENT LOSS...................     (3,065,513)
                                             ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................     36,611,714
Net change in unrealized appreciation.....     31,357,276
                                             ------------
    NET GAIN..............................     67,968,990
                                             ------------
NET INCREASE..............................   $ 64,903,477
                                             ============
---------------------
* Class A, Class C and Class D shares were issued July
  28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                           FOR THE SIX         FOR THE YEAR
                                                           MONTHS ENDED           ENDED
                                                        NOVEMBER 30, 1997*     MAY 31, 1997
--------------------------------------------------------------------------------------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.................................       $ (3,065,513)       $ (3,745,901)
Net realized gain...................................         36,611,714          18,972,626
Net change in unrealized appreciation...............         31,357,276          10,689,644
                                                           ------------        ------------

    NET INCREASE....................................         64,903,477          25,916,369

Distributions from net realized gain - Class B
 shares.............................................                 --         (28,296,177)
Net increase from transactions in shares of
 beneficial interest................................         84,140,465         111,860,026
                                                           ------------        ------------

    NET INCREASE....................................        149,043,942         109,480,218

NET ASSETS:
Beginning of period.................................        418,751,929         309,271,711
                                                           ------------        ------------

    END OF PERIOD
    (Including a net investment loss of $3,065,513
    and $0, respectively)...........................       $567,795,871        $418,751,929
                                                           ============        ============

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Mid-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth. The Fund seeks to achieve its objective by investing primarily in domestic and foreign equity securities of "mid- cap" companies. The Fund was organized as a Massachusetts business trust on May 25, 1994 and commenced operations on September 29, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt

DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $156,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund as of the close of each business day: 0.75% to the portion of net assets not exceeding $500 million and 0.725% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant

DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $13,758,516 at November 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended November 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended November 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $349,396 and $3,069, respectively and received approximately $25,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1997 aggregated $339,900,356 and $296,430,171, respectively.

For the six months ended November 30, 1997, the Fund incurred $59,208 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At November 30, 1997, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $2,589,481 and $1,127,545, respectively.

DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

For the six months ended November 30, 1997, the Fund incurred $31,640 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $6,300.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                       FOR THE SIX                         FOR THE YEAR
                                                                       MONTHS ENDED                            ENDED
                                                                    NOVEMBER 30, 1997                      MAY 31, 1997
                                                               ----------------------------        -----------------------------
                                                                       (unaudited)
                                                                 SHARES          AMOUNT              SHARES           AMOUNT
                                                               ----------     -------------        -----------     -------------
CLASS A SHARES*
Sold.......................................................        47,697      $    815,245                 --                --
Redeemed...................................................          (614)          (10,545)                --                --
                                                               ----------      ------------         ----------     -------------
Net increase - Class A.....................................        47,083           804,700                 --                --
                                                               ----------      ------------         ----------     -------------
CLASS B SHARES
Sold.......................................................    13,010,879       218,221,911         21,016,632     $ 298,480,486
Reinvestment of distributions..............................            --                --          1,950,535        26,449,257
Redeemed...................................................    (8,359,843)     (137,692,265)       (15,064,395)     (213,069,717)
                                                               ----------      ------------         ----------     -------------
Net increase - Class B.....................................     4,651,036        80,529,646          7,902,772       111,860,026
                                                               ----------      ------------         ----------     -------------
CLASS C SHARES*
Sold.......................................................       172,620         3,017,564                 --                --
Redeemed...................................................       (19,778)         (347,035)                --                --
                                                               ----------      ------------         ----------     -------------
Net increase - Class C.....................................       152,842         2,670,529                 --                --
                                                               ----------      ------------         ----------     -------------
CLASS D SHARES*
Sold.......................................................         7,968           135,590                 --                --
                                                               ----------      ------------         ----------     -------------
Net increase in Fund.......................................     4,858,929      $ 84,140,465          7,902,772     $ 111,860,026
                                                               ==========      ============         ==========     =============

---------------------
* For the period July 28, 1997 (issue date) through November 30, 1997.

6. FEDERAL INCOME TAX STATUS

As of May 31, 1997, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

DEAN WITTER MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                                                  FOR THE PERIOD
                                                   MONTHS ENDED           FOR THE YEAR     FOR THE YEAR       SEPTEMBER 29, 1994*
                                                   NOVEMBER 30,              ENDED            ENDED                 THROUGH
                                                     1997**++             MAY 31, 1997     MAY 31, 1996          MAY 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.......          $  14.76               $  15.11         $  10.81              $   10.00
                                                     --------               --------         --------              ---------

Net investment loss........................             (0.10)                 (0.13)           (0.10)                 (0.01)

Net realized and unrealized gain...........              2.42                   0.94             5.60                   0.84
                                                     --------               --------         --------              ---------

Total from investment operations...........              2.32                   0.81             5.50                   0.83
                                                     --------               --------         --------              ---------

Less distributions from net realized
 gain......................................                --                  (1.16)           (1.20)                 (0.02)
                                                     --------               --------         --------              ---------

Net asset value, end of period.............          $  17.08               $  14.76         $  15.11              $   10.81
                                                     ========               ========         ========              =========

TOTAL INVESTMENT RETURN+...................             15.72%(1)               6.01%           53.02%                  8.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................              1.92%(2)               1.99%            2.05%                  2.21%(2)

Net investment loss........................             (1.20)%(2)             (1.06)%          (1.05)%                (0.16)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....          $564,241               $418,752         $309,272               $115,126

Portfolio turnover rate....................                61%(1)                209%             328%                   199%(1)

Average commission rate paid...............           $0.0577                $0.0592          $0.0582                     --

---------------------
 *   Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND

                                                                                                                 FOR THE PERIOD
                                                                                                                 JULY 28, 1997*
                                                                                                                    THROUGH
                                                                                                                  NOVEMBER 30,
                                                                                                                     1997++
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......................................................................         $  16.43
                                                                                                                    --------
Net investment loss........................................................................................            (0.02)
Net realized and unrealized gain...........................................................................             0.72
                                                                                                                    --------
Total from investment operations...........................................................................             0.70
                                                                                                                    --------
Net asset value, end of period.............................................................................         $  17.13
                                                                                                                    ========
TOTAL INVESTMENT RETURN+...................................................................................             4.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................................................................             1.19%(2)
Net investment loss........................................................................................            (0.39)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................................................................             $807
Portfolio turnover rate....................................................................................               61%(1)
Average commission rate paid...............................................................................          $0.0577

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......................................................................         $  16.43
                                                                                                                    --------
Net investment loss........................................................................................            (0.07)
Net realized and unrealized gain...........................................................................             0.73
                                                                                                                    --------
Total from investment operations...........................................................................             0.66
                                                                                                                    --------
Net asset value, end of period.............................................................................         $  17.09
                                                                                                                    ========
TOTAL INVESTMENT RETURN+...................................................................................             4.02%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................................................................             1.95%(2)
Net investment loss........................................................................................            (1.11)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................................................................           $2,611
Portfolio turnover rate....................................................................................               61%(1)
Average commission rate paid...............................................................................          $0.0577

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER MID-CAP GROWTH FUND

                                                                                                                 FOR THE PERIOD
                                                                                                                 JULY 28, 1997*
                                                                                                                    THROUGH
                                                                                                                  NOVEMBER 30,
                                                                                                                     1997++
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (unaudited)

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.......................................................................          $ 16.43
                                                                                                                     -------

Net investment loss........................................................................................            (0.01)

Net realized and unrealized gain...........................................................................             0.72
                                                                                                                     -------

Total from investment operations...........................................................................             0.71
                                                                                                                     -------

Net asset value, end of period.............................................................................          $ 17.14
                                                                                                                     =======

TOTAL INVESTMENT RETURN+...................................................................................             4.32%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................................................................             0.96%(2)

Net investment loss........................................................................................            (0.12)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................................................................             $137

Portfolio turnover rate....................................................................................               61%(1)

Average commission rate paid...............................................................................          $0.0577

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Peter Hermann
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and Trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



---------------
DEAN WITTER
MID-CAP
GROWTH FUND
---------------

Semiannual Report
November 30, 1997